Income Taxes - Summary of Operating Loss Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Income Tax Disclosure [Abstract]
2015	¥ 657
2017	4,660
2018	9,241
2019	12,025
2020	3,122
2021	8,653
2022	2,326
2023 and thereafter	2,258
Total	¥ 42,942